Contingencies and restrictions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Name of grantor	Covepa SPA
Grantor obligations	$ 9,611	$ 9,423
Ferosor Agricola S.A. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Ferosor Agrícola S.A.
Relationship with grantor	Unrelated Third party
Grantor obligations	$ 5,372	3,598
Tattersall Agroinsumos S.A. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Tattersall Agroinsumos S.A.
Relationship with grantor	Unrelated Third party
Grantor obligations	$ 2,000	2,000
Contador Frutos S.A. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Contador Frutos S.A.
Relationship with grantor	Unrelated Third party
Grantor obligations	$ 0	1,587
Covepa SPA [Member]
Disclosure of contingent liabilities [line items]
Relationship with grantor	Unrelated Third party
Grantor obligations	$ 671	720
Johannes Epple Davanzo [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Johannes Epple Davanzo
Relationship with grantor	Unrelated Third party
Grantor obligations	$ 300	321
Hortofruticola La Serena [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Hortofrutícola La Serena
Relationship with grantor	Unrelated Third party
Grantor obligations	$ 282	294
Com Serv Johannes Epple Davanz [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Com. Serv Johannes Epple Davanz
Relationship with grantor	Unrelated Third party
Grantor obligations	$ 269	0
Juan Luis Gaete Chesta [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Juan Luis Gaete Chesta
Relationship with grantor	Unrelated Third party
Grantor obligations	$ 182	195
Arena Fertilizantes y Semillas [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Arena Fertilizantes y Semillas
Relationship with grantor	Unrelated Third party
Grantor obligations	$ 201	216
Vicente Oyarce Castro [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Vicente Oyarce Castro
Relationship with grantor	Unrelated Third party
Grantor obligations	$ 213	222
Soc. Agrocom. Julio Polanco [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Soc. Agrocom. Julio Polanco
Relationship with grantor	Unrelated Third party
Grantor obligations	$ 0	144
Bernardo Guzman Schmidt [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Bernardo Guzmán Schmidt
Relationship with grantor	Unrelated Third party
Grantor obligations	$ 121	$ 126